Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Short-Term Debt

($ in millions)
At December 31:	2022	2021
Short-term loans	$8	$22
Long-term debt—current maturities	4,751	6,764
Total	$4,760	$6,787

Long-Term Debt, Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2022	2021
U.S. dollar debt (weighted-average interest rate at December 31, 2022):*
2.6%	2022	$—	$5,673
3.4%	2023	1,529	1,573
3.3%	2024	5,009	5,016
5.1%	2025	1,603	608
3.3%	2026	4,351	4,356
3.1%	2027	3,620	2,221
6.5%	2028	313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	1,350
4.4%	2032	1,850	600
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	—
7.1%	2096	316	316
		$33,605	$34,290
Other currencies (weighted-average interest rate at December 31, 2022, in parentheses):*
Euro (1.1%)	2023-2040	$17,087	$15,903
Pound sterling	2022	—	406
Japanese yen (0.3%)	2024-2026	694	1,263
Other (16.0%)	2023-2026	361	378
		$51,747	$52,240
Finance lease obligations (3.5%)	2023-2030	239	99
		$51,986	$52,339
Less: net unamortized discount		835	839
Less: net unamortized debt issuance costs		138	130
Add: fair value adjustment**		(73)	311
		$50,940	$51,681
Less: current maturities		4,751	6,764
Total		$46,189	$44,917

*	Includes notes, debentures, bank loans and secured borrowings.
**

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2022		2021
		Weighted-Average		Weighted-Average
At December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$43,898	2.7%	$49,976	2.8%
Floating-rate debt*	7,042	5.9%	1,705	2.6%
Total	$50,940		$51,681

*

Includes $6,525 million and $425 million in 2022 and 2021, respectively, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding

($ in millions)
Total
2023	$4,754
2024	6,367
2025	4,875
2026	4,700
2027	4,705
Thereafter	26,585
Total	$51,986

Interest on Debt

($ in millions)
For the year ended December 31:	2022	2021	2020
Cost of financing	$346	$392	$451
Interest expense	1,216	1,155	1,288
Interest capitalized	5	3	5
Total interest paid and accrued	$1,566	$1,550	$1,743